Condensed Consolidating Financial Information - 2015 Notes - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash flows from operating activities:
Net (loss)/income	$ (61,018)	$ (12,858)	$ (9,743)	$ (17,870)	$ (6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	38,018	39,437	53,232	55,259	53,861
Stock based compensation	16,195	17,272	22,552	14,414	12,831
Provision for doubtful accounts	4,511	1,601	4,594	8,732	15,307
Asset impairments	10,652	556	7,234	86,373	11,657
Equity in earnings	247	(19)	282	(355)	(524)
Non-cash interest expense	5,877	2,814	3,685	19,112	56,695
Deferred income taxes	(281)	9,349	(8,582)	(28,248)	8,029
Other adjustments to reconcile net (loss)/income	644	(2,294)
Changes in operating assets and liabilities:
Trade accounts receivable	9,444	(25,705)	(53,405)	(33,985)	39,846
Inventories	(62,540)	(55,684)	(4,978)	(70,706)	4,505
Other operating assets and liabilities	25,734	8,650
Net cash (used in)/provided by operating activities	(12,517)	(16,881)	(13,539)	54,149	203,482
Cash flows from investing activities:
Changes in restricted cash	(409,167)				52,706
Capital expenditures	(39,366)	(47,177)	(66,081)	(89,590)	(47,797)
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,578)
Net cash (used in)/provided by investing activities	(448,533)	(56,294)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	11,377	15,139	30,070	16,581
Payments on lines of credit	(22,561)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	646,876	127,034	140,035	315,330	59,353
Payments on long-term debt	(142,121)	(57,513)	(112,841)	(284,676)	(220,566)
Payments of debt issuance costs	(13,087)			(6,391)	(9,573)
Stock option exercises and employee stock purchases	6,165	1,335	2,241	4,129	3,639
Transactions with non-controlling interest owners		(11,000)	(11,000)		(5,174)
Net cash provided by financing activities	481,429	58,907	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	181	(13,582)	(8,324)	(5,526)	(9,215)
Net (decrease)/increase in cash and cash equivalents	20,560	(27,850)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	62,383	81,903	41,823	109,753	120,593
Senior Notes 2015 [Member] | Quiksilver, Inc. [Member]
Cash flows from operating activities:
Net (loss)/income	(61,453)	(15,115)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,651	1,598
Stock based compensation	16,195	17,272
Equity in earnings	(4,599)	(49,284)
Non-cash interest expense	4,223	1,111
Other adjustments to reconcile net (loss)/income	35	(322)
Changes in operating assets and liabilities:
Other operating assets and liabilities	6,867	4,623
Net cash (used in)/provided by operating activities	(37,081)	(40,117)
Cash flows from investing activities:
Changes in restricted cash	(409,167)
Capital expenditures	(5,327)	(2,861)
Net cash (used in)/provided by investing activities	(414,494)	(2,861)
Cash flows from financing activities:
Borrowings on long-term debt	500,776
Payments of debt issuance costs	(8,775)
Stock option exercises and employee stock purchases	6,165	1,335
Intercompany	(46,914)	41,641
Net cash provided by financing activities	451,252	42,976
Net (decrease)/increase in cash and cash equivalents	(323)	(2)
Cash and cash equivalents, beginning of period	324	17	17
Cash and cash equivalents, end of period	1	15
Senior Notes 2015 [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	5,584	7,414
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	13,164	13,338
Provision for doubtful accounts	(1,544)	(2,530)
Asset impairments	7,248	556
Equity in earnings	(1,018)	2,190
Non-cash interest expense	1,081	1,190
Other adjustments to reconcile net (loss)/income	(124)	36
Changes in operating assets and liabilities:
Trade accounts receivable	15,975	(19,657)
Inventories	(12,841)	(3,095)
Other operating assets and liabilities	(7,050)	416
Net cash (used in)/provided by operating activities	20,475	(142)
Cash flows from investing activities:
Capital expenditures	(11,159)	(18,736)
Net cash (used in)/provided by investing activities	(11,159)	(18,736)
Cash flows from financing activities:
Borrowings on long-term debt	59,829	80,500
Payments on long-term debt	(114,029)	(43,856)
Payments of debt issuance costs	(4,312)
Transactions with non-controlling interest owners		(11,000)
Intercompany	49,341	(5,676)
Net cash provided by financing activities	(9,171)	19,968
Net (decrease)/increase in cash and cash equivalents	145	1,090
Cash and cash equivalents, beginning of period	135	1,331	1,331
Cash and cash equivalents, end of period	280	2,421
Senior Notes 2015 [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	(133)	42,964
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	23,203	24,501
Provision for doubtful accounts	6,055	4,131
Asset impairments	3,404
Equity in earnings	247	(19)
Non-cash interest expense	573	513
Deferred income taxes	(281)	9,349
Other adjustments to reconcile net (loss)/income	733	(2,008)
Changes in operating assets and liabilities:
Trade accounts receivable	(6,531)	(6,048)
Inventories	(49,098)	(53,616)
Other operating assets and liabilities	25,917	3,611
Net cash (used in)/provided by operating activities	4,089	23,378
Cash flows from investing activities:
Capital expenditures	(22,880)	(25,580)
Business acquisitions, net of cash acquired		(9,117)
Net cash (used in)/provided by investing activities	(22,880)	(34,697)
Cash flows from financing activities:
Borrowings on lines of credit	6,157	11,377
Payments on lines of credit	(22,561)	(12,326)
Borrowings on long-term debt	86,271	46,534
Payments on long-term debt	(28,092)	(13,657)
Intercompany	(2,427)	(35,965)
Net cash provided by financing activities	39,348	(4,037)
Effect of exchange rate changes on cash	181	(13,582)
Net (decrease)/increase in cash and cash equivalents	20,738	(28,938)
Cash and cash equivalents, beginning of period	41,364	108,405	108,405
Cash and cash equivalents, end of period	62,102	79,467
Senior Notes 2015 [Member] | Eliminations [Member]
Cash flows from operating activities:
Net (loss)/income	(5,016)	(48,121)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Equity in earnings	5,617	47,094
Changes in operating assets and liabilities:
Inventories	$ (601)	$ 1,027